DIVIDENDS AND DISTRIBUTIONS (FY) (Details) - $ / shares		3 Months Ended			5 Months Ended	9 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Dividends Declared and Paid [Abstract]
Common share distribution amount (in dollars per share)		$ 0.43			$ 0.61	$ 1.17
Taxable ordinary income (in dollars per share)					0.61	1.17
Return of capital (in dollars per share)					0	0
Section 199A dividends (in dollars per share)					$ 0.61	$ 1.17
Regular Cash Dividend [Member]
Dividends Declared and Paid [Abstract]
Record date		Sep. 30, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 23, 2020
Payment date		Oct. 15, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 30, 2020
Common share distribution amount (in dollars per share)		$ 0.43	$ 0.38	$ 0.36	$ 0.35
Taxable ordinary income (in dollars per share)		0.43	0.38	0.36	0.35
Return of capital (in dollars per share)		0	0	0	0
Section 199A dividends (in dollars per share)		$ 0.43	$ 0.38	$ 0.36	$ 0.35
Special Cash Dividend [Member]
Dividends Declared and Paid [Abstract]
Record date					Dec. 23, 2020
Payment date					Dec. 30, 2020
Common share distribution amount (in dollars per share)	[1]				$ 0.26
Taxable ordinary income (in dollars per share)	[1]				0.26
Return of capital (in dollars per share)					0
Section 199A dividends (in dollars per share)	[1]				$ 0.26

[1]	Dividend of approximately $0.26